Borrowings and Credit Arrangements - Debt Maturity Schedule for Components of Company's Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012
Schedule Of Borrowings [Line Items]
2013	$ 65,000
2014	840,000
2015	115,000
2016	215,000
2017	1,065,000
2018 and Thereafter	2,925,000
Total	5,225,000
Term Loan A [Member]
Schedule Of Borrowings [Line Items]
2013	50,000
2014	50,000
2015	100,000
2016	200,000
2017	600,000
2018 and Thereafter
Total	1,000,000
Term Loans B [Member]
Schedule Of Borrowings [Line Items]
2013	15,000
2014	15,000
2015	15,000
2016	15,000
2017	15,000
2018 and Thereafter	1,425,000
Total	1,500,000
Senior Notes [Member]
Schedule Of Borrowings [Line Items]
2013
2014
2015
2016
2017
2018 and Thereafter	1,000,000
Total	1,000,000
Convertible Notes [Member]
Schedule Of Borrowings [Line Items]
2013
2014	775,000
2015
2016
2017	450,000
2018 and Thereafter	500,000
Total	$ 1,725,000